UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-06071

Deutsche DWS Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2018

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2018

Annual Report

to Shareholders

DWS EAFE® Equity Index Fund

(formerly Deutsche EAFE® Equity Index Fund)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Portfolio Management Review
8	Performance Summary
10	Portfolio Summary
12	Investment Portfolio
39	Statement of Assets and Liabilities
40	Statement of Operations
41	Statements of Changes in Net Assets
42	Financial Highlights

43	Notes to Financial Statements
54	Report of Independent Registered Public Accounting Firm
56	Information About Your Fund’s Expenses
57	Tax Information
58	Advisory Agreement Board Considerations and Fee Evaluation
63	Board Members and Officers
68	Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. The Fund may lend securities to approved institutions. Stocks may decline in value. Please read the prospectus for details.

In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU) and in March 2017, the United Kingdom initiated its withdrawal from the EU, which is expected to take place by March 2019. Significant uncertainty exists regarding the United Kingdom’s anticipated withdrawal from the EU and any adverse economic and political effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS EAFE® Equity Index Fund

Letter to Shareholders

Dear Shareholder:

The picture for the economy and markets continues to be positive with corporate fundamentals continuing to be solid, a tight labor market and inflation near the Federal Reserve Bank’s target.

Nevertheless, the fourth quarter of 2018 introduced a level of volatility that investors have not seen in quite a while. That trend continues into the new year, triggered by uncertainty around trade conflicts, the withdrawal of liquidity by central banks, higher interest rates and concerns around European hot spots such as Italy and the United Kingdom.

While these issues bear close watching, our Chief investment Officer (“CIO”) and Chief Economist agree that the markets remain broadly attractive. The rate hike cycle appears to be nearing its end, inflation remains under control and recession is not on the near horizon.

The “Insight” section of our Web site, dws.com, is home to a comprehensive library of market and economic views around current developments, opportunities and emerging risks. We invite you to visit us online often to stay apprised of the market landscape and what it may mean for you.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS EAFE® Equity Index Fund	|	3

Portfolio Management Review	(Unaudited)

Market Overview and Fund Performance

All performance information below is historical and does not guarantee future results. Returns shown are for Institutional Class shares, unadjusted for sales charges. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the most recent month-end performance of all share classes. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had. Please refer to pages 8 through 9 for more complete performance information.

Investment Objective

The Fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Morgan Stanley Capital International (“MSCI”) EAFE Index, which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East.

DWS EAFE® Equity Index Fund returned –13.69% in 2018, which compares with a return of –13.79% for its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index.

International stocks entered January with continued momentum from their strong showing in the prior year. The MSCI EAFE Index posted a gain of 25.02% in 2017, reflecting investor optimism about the prospects for a synchronized global economic recovery. However, the outlook grew gradually less favorable as 2018 progressed due to incoming data showing that growth outside of the United States was in fact decelerating. The foreign markets moved steadily lower throughout the year as a result, causing the index to lag U.S. equities by a wide margin through the middle two calendar quarters. The downturn picked up steam in the final three months of the year, when a sharp increase in investor risk aversion fueled broad-based weakness in equities across the globe. The sell-off caused the index to post its worst return since 2008 and finish behind the U.S. market, as gauged by the –4.38% return of the S&P 500 Index.

Currency translation also had an adverse impact on the returns of international equities for U.S.-based investors, reversing another trend that was in place in the previous year. The MSCI EAFE Index returned

4	|	DWS EAFE® Equity Index Fund

–10.99% in local currency terms in 2018, indicating that currency performance detracted nearly three percentage points of return for those measuring results in U.S dollars. Most foreign currencies lost ground against the dollar due to the relative strength of the U.S. economy and the fact that the U.S. Federal Reserve continued to raise rates at a faster pace than other major central banks.

European Markets Underperform

European equities performed poorly and finished behind the index, reflecting the region’s sluggish economic growth and expectations that the European Central Bank would begin to reduce monetary stimulus in 2019. A host of political developments further weighed on the markets, including Italy’s rising government debt, the ongoing Brexit negotiations, and the rise of populist movements across the Continent. Germany was a particularly notable underperformer, with a loss of more than 22% in U.S. dollar terms.

The story was somewhat more favorable in Asia, where Australia and New Zealand outpaced the MSCI EAFE Index. Singapore and Hong Kong, both of which were aided by their close ties to China, also outperformed. Japan, which is the largest index component with a weighting of approximately 25%, generated a modest performance advantage. The country gained a relative benefit from a stable political picture, slow but steady economic growth, and improving corporate results. In addition, investors remained confident that the country’s central bank would maintain an accommodative monetary policy in 2019.

Financials and Cyclical Stocks Weigh on Index Returns

Financial stocks — which have an allocation of approximately 20% in the index — produced the weakest return of the 11 major sectors. Financials lagged due to the effects of slowing growth and the gradual tightening of monetary policy by global central banks. HSBC Holdings PLC (United Kingdom), BNP Paribas SA (France), and Banco Santander SA (Spain) were among the largest detractors from the sector’s performance. (Contribution and detraction incorporate both a stock’s total return and its weighting in the benchmark.)

Uncertainty about economic growth also weighed heavily on the materials, industrials, and consumer discretionary sectors. Commodity

DWS EAFE® Equity Index Fund	|	5

prices fell sharply in the fourth quarter due to concerns about the 2019 outlook for global demand, leading to sizable downturns for the majority of the stocks in the materials sector. Industrials, for their part, were hurt by both the slowing economy and questions surrounding U.S. trade policy. Industrial conglomerates such as Siemens AG (Germany), ABB Ltd. (Switzerland), and Komatsu Ltd. (Japan) lagged considerably and dragged down the return of the sector as a whole. The shortfall in the consumer discretionary sector stemmed largely from the weakness in the producers of automobiles, auto components, and tires. Investors grew concerned that global auto sales had peaked and were set to turn lower, causing sizable losses for stocks such as Daimler AG (Germany) and Continental AG (Germany). Shares of companies specializing in luxury brands, including LVMH Moet Hennessy Louis Vuitton SE (France) and Compagnie Financiere Richemont SA (Switzerland), also underperformed due to the broader worries about consumer spending.

On the positive side, utility stocks finished well ahead of the index. The sector experienced strong relative performance in the fourth-quarter market downturn, during which investors gravitated to defensive, dividend-paying equities. Other sectors seen as having defensive qualities, including health care, consumer staples, and real estate, also delivered market-beating returns. Lastly, energy outperformed despite the sharp decline in the price of oil from the beginning of October onward.

Portfolio Positioning

The Fund invested in equity index futures and currency forward contracts during the year, with the goal of keeping the portfolio’s exposures in line with those of the benchmark. This strategy had a neutral impact on results.

We continued to use a passive strategy that seeks to provide returns that approximate those of the benchmark. We made no changes in the Fund’s approach, as our objective is to replicate the return and risk characteristics of the index. To this end, all changes to the index were incorporated in the Fund in order to maintain proper tracking. The index itself provides broad-based exposure to 21 of the largest developed markets outside the United States, across all sectors of the economy.

6	|	DWS EAFE® Equity Index Fund

Portfolio Manager

Thomas O’Brien, CFA

Vice President of Northern Trust Investments, Inc. Portfolio Manager of the Fund. Began managing the Fund in 2013.

—	Portfolio Manager for the International Equity Index group in Chicago.

—	Prior to joining Northern Trust in November 2004, he was a Principal at State Street Global Advisors focusing on US index strategies.

—	BS, University of Rhode Island; MBA, Suffolk University.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an equity index which captures large- and mid-cap representation across developed markets countries around the world, excluding the U.S. and Canada. With 928 constituents, the index covers approximately 85% of the free float adjusted market capitalization in each country. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

The Standard & Poor’s 500 (S&P 500) Index is an unmanaged, capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

Futures contracts are contractual agreements to buy or sell a particular commodity or financial instrument at a pre-determined price in the future.

Currency forward contracts are agreements between two parties to exchange two designated currencies at a specific time in the future.

The consumer discretionary sector represents industries that produce goods and services that are not necessities in everyday life.

DWS EAFE® Equity Index Fund	|	7

Performance Summary	December 31, 2018 (Unaudited)

Institutional Class	1-Year	5-Year	10-Year

Average Annual Total Returns as of 12/31/18
No Sales Charges	–13.69%	0.35%	5.97%
MSCI EAFE® Index†	–13.79%	0.53%	6.32%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 31, 2018 is 1.10% for Institutional Class shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund’s investment advisor. There is no guarantee that the Fund will be able to mirror the MSCI EAFE® Index closely to track its performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

8	|	DWS EAFE® Equity Index Fund

Growth of an Assumed $1,000,000 Investment

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

†

MSCI Europe, Australasia and Far East (EAFE) Index is an equity index which captures large and mid cap representation across developed markets countries around the world, excluding the U.S. and Canada. With 928 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

Institutional Class

Net Asset Value
12/31/18	$5.09
12/31/17	$6.58

Distribution Information as of 12/31/18
Income Dividends, Twelve Months	$.18
Cap Gain Distributions, Twelve Months	$.39

DWS EAFE® Equity Index Fund	|	9

Portfolio Summary	(Unaudited)

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	12/31/18	12/31/17
Financials	19%	21%
Industrials	14%	15%
Consumer Staples	12%	11%
Health Care	11%	10%
Consumer Discretionary	11%	12%
Materials	7%	8%
Information Technology	6%	5%
Energy	6%	5%
Communication Services	6%	6%
Utilities	4%	3%
Real Estate	4%	4%
	100%	100%

Geographic Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	12/31/18	12/31/17
Japan	24%	24%
United Kingdom	15%	15%
France	11%	10%
Switzerland	9%	9%
Germany	9%	10%
Australia	7%	7%
Netherlands	5%	5%
Hong Kong	4%	3%
Spain	3%	3%
Sweden	2%	3%
Italy	2%	2%
Denmark	2%	2%
Other	7%	7%
	100%	100%

10	|	DWS EAFE® Equity Index Fund

Ten Largest Equity Holdings at December 31, 2018 (12.5% of Net Assets)		Country	Percent
1	Nestle SA	Switzerland	1.9%
	Multinational company that markets a wide range of food products
2	Royal Dutch Shell PLC	Netherlands	1.9%
	Explores, produces, and refines petroleum
3	Novartis AG	Switzerland	1.4%
	Manufacturer of pharmaceutical and nutrition products
4	Roche Holding AG	Switzerland	1.4%
	Developer of pharmaceutical and chemical products
5	HSBC Holdings PLC	United Kingdom	1.3%
	Provider of international banking and financial services
6	Toyota Motor Corp.	Japan	1.0%
	Manufacturer of diversified automotive products
7	TOTAL SA	France	1.0%
	Produces, refines, transports and markets oil and natural gas
8	BP PLC	United Kingdom	1.0%
	Exporter and producer of oil and natural gas
9	AIA Group Ltd.	Hong Kong	0.8%
	Offers insurance and financial services
10	SAP SE	Germany	0.8%
	Manufacturer of computer software

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 12. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 68 for contact information.

DWS EAFE® Equity Index Fund	|	11

Investment Portfolio	as of December 31, 2018

	Shares	Value ($)
Common Stocks 97.2%
Australia 6.7%

AGL Energy Ltd.	2,078	30,085

Alumina Ltd.	7,671	12,406

Amcor Ltd.	3,726	34,702

AMP Ltd.	9,940	17,117

APA Group (Units)	4,016	23,954

Aristocrat Leisure Ltd.	1,870	28,704

ASX Ltd.	642	27,102

Aurizon Holdings Ltd.	6,538	19,696

AusNet Services (Units)	5,993	6,550

Australia & New Zealand Banking Group Ltd.	9,331	160,743

Bank of Queensland Ltd.	1,515	10,354

Bendigo & Adelaide Bank Ltd.	1,558	11,820

BGP Holdings PLC (a)*	328,818	1,454

BHP Group Ltd.	9,580	230,117

BlueScope Steel Ltd.	1,750	13,464

Boral Ltd.	4,092	14,236

Brambles Ltd.	5,283	37,688

Caltex Australia Ltd.	826	14,789

Challenger Ltd.	1,814	12,099

CIMIC Group Ltd.	372	11,330

Coca-Cola Amatil Ltd.	1,476	8,506

Cochlear Ltd.	183	22,371

Coles Group Ltd.*	3,808	31,206

Commonwealth Bank of Australia	5,729	291,746

Computershare Ltd.	1,467	17,747

Crown Resorts Ltd.	1,323	11,024

CSL Ltd.	1,468	191,974

Dexus (REIT)	3,219	24,019

Domino’s Pizza Enterprises Ltd. Series L	224	6,385

Flight Centre Travel Group Ltd.	196	5,911

Fortescue Metals Group Ltd.	4,850	14,305

Goodman Group (REIT)	5,449	40,750

GPT Group (REIT)	5,745	21,571

Harvey Norman Holdings Ltd.	1,366	3,032

Incitec Pivot Ltd.	4,803	11,064

Insurance Australia Group Ltd.	7,630	37,627

LendLease Group (Units)	1,860	15,196

Macquarie Group Ltd.	1,040	79,430

Medibank Private Ltd.	9,713	17,571

Mirvac Group (REIT) (Units)	11,725	18,501

The accompanying notes are an integral part of the financial statements.

12	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)
National Australia Bank Ltd.	8,911	151,145
Newcrest Mining Ltd.	2,479	38,141
Oil Search Ltd.	4,422	22,184
Orica Ltd.	1,156	14,034
Origin Energy Ltd.*	5,463	24,745
QBE Insurance Group Ltd.	4,422	31,414
Ramsay Health Care Ltd.	444	18,018
REA Group Ltd.	189	9,829
Rio Tinto Ltd.	1,192	65,779
Santos Ltd.	5,878	22,539
Scentre Group (REIT)	17,628	48,358
SEEK Ltd.	1,040	12,375
Sonic Healthcare Ltd.	1,256	19,525
South32 Ltd.	16,602	39,135
Stockland (REIT) (Units)	7,589	18,792
Suncorp Group Ltd.	4,225	37,515
Sydney Airport (Units)	3,344	15,839
TABCORP Holdings Ltd.	6,018	18,162
Telstra Corp., Ltd.	13,493	27,015
TPG Telecom Ltd.	1,032	4,667
Transurban Group (Units)	8,524	69,906
Treasury Wine Estates Ltd.	2,233	23,263
Vicinity Centres (REIT)	9,779	17,892
Washington H Soul Pattinson & Co., Ltd.	363	6,351
Wesfarmers Ltd.	3,676	83,337
Westpac Banking Corp.	11,179	197,088
Woodside Petroleum Ltd.	3,004	65,974
Woolworths Group Ltd.	4,265	88,479
WorleyParsons Ltd.	1,044	8,367

(Cost $1,274,016)		2,788,214

Austria 0.2%
Andritz AG	216	9,942
Erste Group Bank AG*	1,012	33,762
OMV AG	483	21,180
Raiffeisen Bank International AG	459	11,693
Verbund AG	236	10,034
Voestalpine AG	360	10,824

(Cost $51,075)		97,435

Belgium 0.9%
Ageas	592	26,660
Anheuser-Busch InBev SA	2,472	163,939
Colruyt SA	199	14,168
Groupe Bruxelles Lambert SA	259	22,601
KBC Group NV	816	53,176

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	13

	Shares	Value ($)
Proximus SA	486	13,174
Solvay SA	244	24,451
Telenet Group Holding NV	151	7,030
UCB SA	415	33,918
Umicore SA	687	27,507

(Cost $152,441)		386,624

Bermuda 0.0%
Dairy Farm International Holdings Ltd. (Cost $9,430)	1,100	9,958

Chile 0.0%
Antofagasta PLC (Cost $11,696)	1,179	11,798

China 0.1%
BeiGene Ltd. ADR*	100	14,026
Minth Group Ltd.	2,000	6,463
Yangzijiang Shipbuilding Holdings Ltd.	7,900	7,196

(Cost $31,755)		27,685

Denmark 1.7%
A P Moller-Maersk AS “A”	12	14,210
A P Moller-Maersk AS “B”	22	27,730
Carlsberg AS “B”	362	38,503
Chr Hansen Holding AS	328	29,097
Coloplast AS “B”	372	34,593
Danske Bank AS	2,366	46,985
DSV AS	599	39,565
Genmab AS*	202	33,237
H. Lundbeck AS	211	9,258
ISS AS	523	14,660
Novo Nordisk AS ‘‘B”	5,900	271,042
Novozymes AS “B”	700	31,353
Orsted AS 144A	629	42,151
Pandora AS	375	15,280
Tryg AS	376	9,479
Vestas Wind Systems AS	640	48,487
William Demant Holding AS*	318	9,045

(Cost $234,790)		714,675

Finland 1.2%
Elisa Oyj	457	18,910
Fortum Oyj	1,452	31,781
Kone Oyj “B”	1,101	52,643
Metso Oyj	320	8,419
Neste Oyj	419	32,396
Nokia Oyj	18,159	105,033
Nokian Renkaat Oyj	372	11,460

The accompanying notes are an integral part of the financial statements.

14	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)
Nordea Bank Abp	9,992	84,182
Orion Oyj “B”	334	11,634
Sampo Oyj “A”	1,443	63,863
Stora Enso Oyj “R”	1,825	21,218
UPM-Kymmene Oyj	1,768	45,092
Wartsila Oyj	1,518	24,223

(Cost $180,887)		510,854

France 10.6%
Accor SA	637	27,408
Aeroports de Paris	94	17,865
Air Liquide SA	1,388	172,745
Airbus SE	1,884	181,658
Alstom SA	510	20,639
Amundi SA 144A	172	9,115
Arkema SA	217	18,669
Atos SE	298	24,409
AXA SA	6,313	136,676
BioMerieux	153	10,079
BNP Paribas SA	3,626	164,290
Bollore SA	2,589	10,381
Bouygues SA	720	25,902
Bureau Veritas SA	848	17,304
Capgemini SE	515	51,359
Carrefour SA	1,878	32,089
Casino Guichard-Perrachon SA	166	6,923
Cie de Saint-Gobain	1,639	54,763
Cie Generale des Etablissements Michelin	556	55,287
CNP Assurances	552	11,725
Credit Agricole SA	3,576	38,739
Danone SA	2,002	141,157
Dassault Aviation SA	8	11,131
Dassault Systemes SE	416	49,515
Edenred	773	28,490
Eiffage SA	251	21,008
Electricite de France SA	1,880	29,729
Engie SA	5,872	84,346
EssilorLuxottica SA	930	117,758
Eurazeo SA	135	9,569
Eutelsat Communications SA	636	12,555
Faurecia SA	222	8,426
Fonciere des Regions (REIT)	128	12,365
Gecina SA (REIT)	152	19,706
Getlink	1,493	20,074
Hermes International	104	57,845
Icade (REIT)	119	9,082

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	15

	Shares	Value ($)

Iliad SA	83	11,698

Imerys SA	135	6,505

Ingenico Group SA	198	11,252

Ipsen SA	115	14,875

JC Decaux SA	245	6,891

Kering SA	243	114,587

Klepierre SA (REIT)	703	21,747

L’Oreal SA	819	189,217

Legrand SA	844	47,757

LVMH Moet Hennessy Louis Vuitton SE	905	268,238

Natixis SA	3,215	15,185

Orange SA	6,444	104,782

Pernod Ricard SA	689	113,175

Peugeot SA	1,968	42,079

Publicis Groupe	681	39,072

Remy Cointreau SA	79	8,958

Renault SA	603	37,764

Rexel SA	859	9,158

Safran SA	1,082	130,820

Sanofi	3,663	317,710

Sartorius Stedim Biotech	106	10,622

Schneider Electric SE	1,766	121,338

SCOR SE	530	23,926

SEB SA	63	8,148

Societe BIC SA	82	8,380

Societe Generale SA	2,513	80,446

Sodexo SA	291	29,842

Suez	1,113	14,734

Teleperformance	193	30,913

Thales SA	346	40,488

TOTAL SA	7,794	412,442

Ubisoft Entertainment SA*	240	19,419

Unibail-Rodamco-Westfield (CDI)*	2,600	19,533

Unibail-Rodamco-Westfield (REIT)* (b)	216	33,509

Unibail-Rodamco-Westfield (REIT) (b)	108	16,776

Valeo SA	791	23,182

Veolia Environnement SA	1,734	35,724

VINCI SA	1,655	136,674

Vivendi SA	3,377	82,357

Wendel	81	9,725

(Cost $2,094,623)		4,390,429

Germany 8.0%

1&1 Drillisch AG	199	10,217

adidas AG	607	127,343

Allianz SE (Registered)	1,393	280,633

The accompanying notes are an integral part of the financial statements.

16	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)
Axel Springer SE	159	9,030
BASF SE	2,967	208,250
Bayer AG (Registered)	3,027	211,924
Bayerische Motoren Werke AG	1,086	88,340
Beiersdorf AG	329	34,423
Brenntag AG	528	22,914
Commerzbank AG*	3,418	22,819
Continental AG	363	50,561
Covestro AG 144A	602	29,952
Daimler AG (Registered)	2,931	154,663
Delivery Hero AG 144A*	320	11,964
Deutsche Bank AG (Registered) (c)	6,397	51,429
Deutsche Boerse AG	636	76,721
Deutsche Lufthansa AG (Registered)	722	16,404
Deutsche Post AG (Registered)	3,258	89,484
Deutsche Telekom AG (Registered)	10,799	184,105
Deutsche Wohnen SE	1,149	52,833
E.ON SE	7,228	71,488
Evonik Industries AG	500	12,537
Fraport AG	122	8,772
Fresenius Medical Care AG & Co. KGaA	691	44,926
Fresenius SE & Co. KGaA	1,349	65,810
GEA Group AG	547	14,183
Hannover Rueck SE	193	26,116
HeidelbergCement AG	500	30,730
Henkel AG & Co. KGaA	334	32,902
HOCHTIEF AG	70	9,472
HUGO BOSS AG	219	13,515
Infineon Technologies AG	3,666	73,402
Innogy SE*	451	19,181
KION Group AG	249	12,692
LANXESS AG	286	13,229
Merck KGaA	423	43,767
METRO AG	560	8,624
MTU Aero Engines AG	168	30,619
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	484	105,923
OSRAM Licht AG	349	15,253
ProSiebenSat.1 Media SE	753	13,453
Puma SE (b)	22	10,763
Puma SE (b)	3	1,471
RWE AG	1,753	38,191
SAP SE	3,187	319,077
Siemens AG (Registered)	2,482	277,766
Siemens Healthineers AG 144A*	526	22,122

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	17

	Shares	Value ($)
Symrise AG	412	30,525
Telefonica Deutschland Holding AG	2,352	9,238
ThyssenKrupp AG	1,348	23,348
TUI AG	1,449	20,815
Uniper SE	700	18,137
United Internet AG (Registered)	401	17,649
Volkswagen AG	112	17,901
Vonovia SE	1,598	72,715
Wirecard AG	377	57,950
Zalando SE 144A*	349	9,010

(Cost $1,748,355)		3,347,281

Hong Kong 3.6%
AIA Group Ltd.	39,081	324,058
ASM Pacific Technology Ltd.	1,100	10,478
Bank of East Asia Ltd.	4,234	13,415
BOC Hong Kong (Holdings) Ltd.	12,321	45,648
CK Asset Holdings Ltd.	8,348	60,486
CK Hutchison Holdings Ltd.	8,848	84,928
CK Infrastructure Holdings Ltd.	2,000	15,147
CLP Holdings Ltd.	5,274	59,602
Galaxy Entertainment Group Ltd.	7,497	47,275
Hang Lung Group Ltd.	3,000	7,639
Hang Lung Properties Ltd.	7,000	13,338
Hang Seng Bank Ltd.	2,500	55,775
Henderson Land Development Co., Ltd.	4,276	21,287
HK Electric Investments & HK Electric Investments Ltd. “SS”, (Units)	9,491	9,615
HKT Trust & HKT Ltd. “SS”, (Units)	11,920	17,174
Hong Kong & China Gas Co., Ltd.	30,434	62,840
Hong Kong Exchanges & Clearing Ltd.	3,779	109,483
Hongkong Land Holdings Ltd.	3,800	23,925
Hysan Development Co., Ltd.	1,773	8,413
Jardine Matheson Holdings Ltd.	700	48,651
Jardine Strategic Holdings Ltd.	700	25,712
Kerry Properties Ltd. (b)	2,000	6,832
Link (REIT)	6,653	67,315
Melco Resorts & Entertainment Ltd. (ADR)	783	13,796
MGM China Holdings Ltd.	3,897	6,491
MTR Corp., Ltd.	4,917	25,852
New World Development Co., Ltd.	20,369	26,834
NWS Holdings Ltd.	5,991	12,294
PCCW Ltd.	14,000	8,064
Power Assets Holdings Ltd.	4,500	31,278
Shangri-La Asia Ltd.	4,000	5,935
Sino Land Co., Ltd.	11,367	19,440

The accompanying notes are an integral part of the financial statements.

18	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)

SJM Holdings Ltd.	8,000	7,463

Sun Hung Kai Properties Ltd.	5,188	73,955

Swire Pacific Ltd. “A”	1,500	15,864

Swire Properties Ltd.	3,800	13,337

Techtronic Industries Co., Ltd.	4,499	23,967

WH Group Ltd. 144A	29,259	22,523

Wharf Holdings Ltd.	3,750	9,770

Wharf Real Estate Investment Co., Ltd.	3,750	22,412

Wheelock & Co., Ltd.	3,000	17,159

Yue Yuen Industrial (Holdings) Ltd.	2,500	7,993

(Cost $660,236)		1,503,463

Ireland 1.1%

AIB Group PLC	2,423	10,241

Bank of Ireland Group PLC	3,166	17,634

CRH PLC	2,659	70,668

DCC PLC	316	24,150

James Hardie Industries SE (CDI)	1,472	15,660

Kerry Group PLC “A” (b)	2	198

Kerry Group PLC “A” (b)	534	52,501

Kingspan Group PLC	525	22,561

Paddy Power Betfair PLC	288	23,654

Shire PLC	3,085	179,989

Smurfit Kappa Group PLC	784	20,911

(Cost $317,463)		438,167

Isle Of Man 0.1%
GVC Holdings PLC (Cost $25,618)	1,951	16,781

Israel 0.5%

Azrieli Group Ltd.	144	6,873

Bank Hapoalim BM	3,300	20,847

Bank Leumi Le-Israel BM	4,781	28,872

Bezeq Israeli Telecommunication Corp., Ltd.	8,053	7,857

Check Point Software Technologies Ltd.* (d)	423	43,421

Elbit Systems Ltd.	66	7,565

Israel Chemicals Ltd.	2,347	13,294

Mizrahi Tefahot Bank Ltd.	378	6,366

Nice Ltd.*	213	22,938

Teva Pharmaceutical Industries Ltd. (ADR)	3,233	49,853

Wix.com Ltd.* (d)	100	9,034

(Cost $259,679)		216,920

Italy 1.9%

Assicurazioni Generali SpA	3,812	63,949

Atlantia SpA	1,598	33,242

Davide Campari-Milano SpA	1,899	16,086

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	19

	Shares	Value ($)
Enel SpA	26,590	154,408
Eni SpA	8,215	129,756
Ferrari NV (b)	82	8,186
Ferrari NV (b) (e)	324	32,219
Intesa Sanpaolo SpA	48,863	109,093
Leonardo SpA	1,392	12,292
Mediobanca Banca di Credito Finanziario SpA	1,898	16,121
Moncler SpA	610	20,381
Pirelli & C SpA 144A*	1,251	8,068
Poste Italiane SpA 144A	1,837	14,753
Prysmian SpA	722	14,029
Recordati SpA	311	10,814
Snam SpA	7,190	31,560
Telecom Italia SpA*	34,686	19,292
Telecom Italia SpA (RSP)	16,966	8,143
Terna Rete Elettrica Nazionale SpA	4,525	25,728
UniCredit SpA	6,442	73,098

(Cost $606,284)		801,218

Japan 23.7%
ABC-Mart, Inc.	100	5,532
Acom Co., Ltd.	1,500	4,892
Aeon Co., Ltd.	2,000	39,108
AEON Financial Service Co., Ltd.	430	7,635
AEON Mall Co., Ltd.	400	6,356
Air Water, Inc.	553	8,369
Aisin Seiki Co., Ltd.	500	17,202
Ajinomoto Co., Inc.	1,600	28,503
Alfresa Holdings Corp.	700	17,883
Alps Electric Co., Ltd.	600	11,612
Amada Holdings Co., Ltd.	1,000	8,976
ANA Holdings, Inc.	400	14,361
Aozora Bank Ltd.	400	11,931
Asahi Glass Co., Ltd.	600	18,892
Asahi Group Holdings Ltd.	1,200	46,574
Asahi Intecc Co., Ltd.	300	12,620
Asahi Kasei Corp.	4,200	43,215
ASICS Corp.	600	7,648
Astellas Pharma, Inc.	6,100	78,128
Bandai Namco Holdings, Inc.	650	29,137
Benesse Holdings, Inc.	300	7,621
Bridgestone Corp.	2,000	76,994
Brother Industries Ltd.	700	10,364
Calbee, Inc.	300	9,389
Canon, Inc.	3,300	90,110
Casio Computer Co., Ltd.	700	8,257

The accompanying notes are an integral part of the financial statements.

20	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)
Central Japan Railway Co.	500	105,549
Chubu Electric Power Co., Inc.	1,900	27,034
Chugai Pharmaceutical Co., Ltd.	700	40,671
Chugoku Electric Power Co., Inc.	800	10,410
Coca-Cola Bottlers Japan Holdings, Inc.	400	11,924
Concordia Financial Group Ltd.	3,100	11,897
Credit Saison Co., Ltd.	500	5,863
CyberAgent Inc	300	11,557
Dai Nippon Printing Co., Ltd.	800	16,769
Dai-ichi Life Holdings, Inc.	3,500	54,390
Daicel Corp.	1,000	10,255
Daifuku Co., Ltd.	300	13,654
Daiichi Sankyo Co., Ltd.	1,800	57,483
Daikin Industries Ltd.	800	84,930
Daito Trust Construction Co., Ltd.	200	27,291
Daiwa House Industry Co., Ltd.	1,800	57,176
Daiwa House REIT Investment Corp. (REIT)	5	11,198
Daiwa Securities Group, Inc.	5,100	25,826
DeNA Co., Ltd.	400	6,656
Denso Corp.	1,400	61,896
Dentsu, Inc.	700	31,235
Disco Corp.	100	11,571
Don Quijote Holdings Co., Ltd.	400	24,512
East Japan Railway Co.	939	82,922
Eisai Co., Ltd.	800	61,773
Electric Power Development Co., Ltd.	500	11,843
FamilyMart UNY Holdings Co., Ltd.	200	25,299
FANUC Corp.	600	90,803
Fast Retailing Co., Ltd.	200	102,084
Fuji Electric Co., Ltd.	400	11,767
Fujifilm Holdings Corp.	1,300	50,555
Fujitsu Ltd.	600	37,362
Fukuoka Financial Group, Inc.	500	10,138
Hakuhodo Dy Holdings, Inc.	700	10,005
Hamamatsu Photonics KK	500	16,742
Hankyu Hanshin Holdings, Inc.	700	23,254
Hikari Tsushin, Inc.	100	15,636
Hino Motors Ltd.	1,000	9,425
Hirose Electric Co., Ltd.	105	10,260
Hisamitsu Pharmaceutical Co., Inc.	200	11,052
Hitachi Chemical Co., Ltd.	400	5,920
Hitachi Construction Machinery Co., Ltd.	400	9,328
Hitachi High-Technologies Corp.	200	6,246
Hitachi Ltd.	3,200	84,893
Hitachi Metals Ltd.	700	7,305

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	21

	Shares	Value ($)
Honda Motor Co., Ltd.	5,300	139,204
Hoshizaki Corp.	200	12,162
Hoya Corp.	1,200	72,242
Hulic Co., Ltd.	900	8,055
Idemitsu Kosan Co., Ltd.	400	13,083
IHI Corp.	500	13,767
Iida Group Holdings Co., Ltd.	500	8,647
INPEX Corp.	3,300	29,455
Isetan Mitsukoshi Holdings Ltd.	1,120	12,397
Isuzu Motors Ltd.	1,800	25,291
Itochu Corp.	4,600	78,125
J. Front Retailing Co., Ltd.	700	8,020
Japan Airlines Co., Ltd.	400	14,176
Japan Airport Terminal Co., Ltd.	200	6,928
Japan Exchange Group, Inc.	1,700	27,499
Japan Post Bank Co., Ltd.	1,400	15,424
Japan Post Holdings Co., Ltd.	5,000	57,625
Japan Prime Realty Investment Corp. (REIT)	3	11,407
Japan Real Estate Investment Corp. (REIT)	4	22,483
Japan Retail Fund Investment Corp. (REIT)	8	15,995
Japan Tobacco, Inc.	3,600	85,688
JFE Holdings, Inc.	1,625	25,713
JGC Corp.	600	8,425
JSR Corp.	600	8,997
JTEKT Corp.	600	6,650
JXTG Holdings, Inc.	10,250	53,608
Kajima Corp.	1,500	20,088
Kakaku.com, Inc.	500	8,815
Kamigumi Co., Ltd.	400	8,208
Kaneka Corp.	200	7,161
Kansai Electric Power Co., Inc.	2,300	34,540
Kansai Paint Co., Ltd.	600	11,513
Kao Corp.	1,600	118,763
Kawasaki Heavy Industries Ltd.	400	8,542
KDDI Corp.	5,700	136,224
Keihan Holdings Co., Ltd.	300	12,215
Keikyu Corp.	800	13,082
Keio Corp.	300	17,449
Keisei Electric Railway Co., Ltd.	500	15,630
Keyence Corp.	300	151,817
Kikkoman Corp.	500	26,743
Kintetsu Group Holdings Co., Ltd.	590	25,596
Kirin Holdings Co., Ltd.	2,600	54,288
Kobayashi Pharmaceutical Co., Ltd.	100	6,806
Kobe Steel Ltd.	1,200	8,306

The accompanying notes are an integral part of the financial statements.

22	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)
Koito Manufacturing Co., Ltd.	358	18,353
Komatsu Ltd.	3,000	64,156
Konami Holdings Corp.	300	13,078
Konica Minolta, Inc.	1,500	13,529
Kose Corp.	100	15,660
Kubota Corp.	3,300	46,913
Kuraray Co., Ltd.	1,100	15,462
Kurita Water Industries Ltd.	400	9,648
Kyocera Corp.	1,000	49,915
Kyowa Hakko Kirin Co., Ltd.	910	17,241
Kyushu Electric Power Co., Inc.	1,300	15,496
Kyushu Railway Co.	500	16,913
Lawson, Inc.	100	6,335
LINE Corp.*	200	6,854
Lion Corp.	800	16,516
LIXIL Group Corp.	848	10,486
M3, Inc.	1,400	18,791
Makita Corp.	700	24,857
Marubeni Corp.	5,100	35,734
Marui Group Co., Ltd.	700	13,590
Maruichi Steel Tube Ltd.	200	6,293
Mazda Motor Corp.	1,900	19,542
McDonald’s Holdings Co. (Japan), Ltd.	200	8,494
Mebuki Financial Group, Inc.	2,700	7,153
Medipal Holdings Corp.	600	12,871
MEIJI Holdings Co., Ltd.	400	32,659
Minebea Mitsumi, Inc.	1,300	18,738
MISUMI Group, Inc.	900	18,880
Mitsubishi Chemical Holdings Corp.	4,000	30,220
Mitsubishi Corp.	4,400	120,852
Mitsubishi Electric Corp.	6,000	66,138
Mitsubishi Estate Co., Ltd.	3,800	59,758
Mitsubishi Gas Chemical Co., Inc.	500	7,512
Mitsubishi Heavy Industries Ltd.	1,000	35,916
Mitsubishi Materials Corp.	300	7,879
Mitsubishi Motors Corp.	2,000	10,872
Mitsubishi Tanabe Pharma Corp.	900	12,978
Mitsubishi UFJ Financial Group, Inc.	38,000	186,178
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,400	6,716
Mitsui & Co., Ltd.	5,400	83,006
Mitsui Chemicals, Inc.	600	13,531
Mitsui Fudosan Co., Ltd.	2,900	63,991
Mitsui O.S.K Lines Ltd.	400	8,660
Mizuho Financial Group, Inc.	77,590	120,359
MonotaRO Co., Ltd.	400	9,879

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	23

	Shares	Value ($)
MS&AD Insurance Group Holdings, Inc.	1,500	42,780
Murata Manufacturing Co., Ltd.	600	81,449
Nabtesco Corp.	425	9,238
Nagoya Railroad Co., Ltd.	600	15,802
NEC Corp.	890	26,453
Nexon Co., Ltd.*	1,400	17,908
NGK Insulators Ltd.	1,000	13,552
NGK Spark Plug Co., Ltd.	400	7,918
NH Foods Ltd.	300	11,279
Nidec Corp.	700	79,291
Nikon Corp.	1,000	14,815
Nintendo Co., Ltd.	400	106,318
Nippon Building Fund, Inc. (REIT)	4	25,189
Nippon Electric Glass Co., Ltd.	300	7,349
Nippon Express Co., Ltd.	200	11,137
Nippon Paint Holdings Co., Ltd.	500	17,083
Nippon Prologis REIT, Inc. (REIT)	6	12,681
Nippon Steel & Sumitomo Metal Corp.	2,400	41,169
Nippon Telegraph & Telephone Corp.	2,276	92,728
Nippon Yusen Kabushiki Kaisha	600	9,171
Nissan Chemical Industries Ltd.	400	20,884
Nissan Motor Co., Ltd.	7,600	60,842
Nisshin Seifun Group, Inc.	700	14,456
Nissin Foods Holdings Co., Ltd.	200	12,563
Nitori Holdings Co., Ltd.	300	37,517
Nitto Denko Corp.	500	24,994
Nomura Holdings, Inc.	10,900	41,553
Nomura Real Estate Holdings, Inc.	500	9,143
Nomura Real Estate Master Fund, Inc. (REIT)	13	17,113
Nomura Research Institute Ltd.	400	14,798
NSK Ltd.	1,100	9,442
NTT Data Corp.	2,100	22,957
NTT DoCoMo, Inc.	4,300	96,816
Obayashi Corp.	2,100	18,979
Obic Co., Ltd.	200	15,434
Odakyu Electric Railway Co., Ltd.	900	19,773
Oji Holdings Corp.	3,000	15,377
Olympus Corp.	1,000	30,924
Omron Corp.	600	21,778
Ono Pharmaceutical Co., Ltd.	1,300	26,489
Oracle Corp.	100	6,329
Oriental Land Co., Ltd.	600	60,484
ORIX Corp.	4,300	62,626
Osaka Gas Co., Ltd.	1,300	23,765
Otsuka Corp.	400	10,959

The accompanying notes are an integral part of the financial statements.

24	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)
Otsuka Holdings Co., Ltd.	1,222	50,025
Panasonic Corp.	7,214	64,618
Park24 Co., Ltd.	400	8,781
Persol Holdings Co., Ltd.	500	7,418
Pigeon Corp.	400	17,119
Pola Orbis Holdings, Inc.	300	8,075
Rakuten, Inc.	3,000	20,100
Recruit Holdings Co., Ltd.	3,600	86,911
Renesas Electronics Corp.*	2,800	12,648
Resona Holdings, Inc.	6,800	32,736
Ricoh Co., Ltd.	2,100	20,507
Rinnai Corp.	100	6,576
ROHM Co., Ltd.	300	19,174
Ryohin Keikaku Co., Ltd.	100	24,243
Sankyo Co., Ltd.	100	3,819
Santen Pharmaceutical Co., Ltd.	1,300	18,800
SBI Holdings, Inc.	744	14,539
Secom Co., Ltd.	700	57,961
Sega Sammy Holdings, Inc.	500	7,003
Seibu Holdings, Inc.	700	12,199
Seiko Epson Corp.	1,000	14,052
Sekisui Chemical Co., Ltd.	1,300	19,262
Sekisui House Ltd.	2,000	29,763
Seven & I Holdings Co., Ltd.	2,500	108,641
Seven Bank Ltd.	1,800	5,146
SG Holdings Co., Ltd.	300	7,775
Sharp Corp.	800	8,004
Shimadzu Corp.	800	15,749
Shimamura Co., Ltd.	100	7,643
Shimano, Inc.	200	28,165
Shimizu Corp.	1,700	13,815
Shin-Etsu Chemical Co., Ltd.	1,100	85,100
Shinsei Bank Ltd.	500	5,956
Shionogi & Co., Ltd.	900	51,475
Shiseido Co., Ltd.	1,200	75,108
Showa Denko KK	400	11,881
Showa Shell Sekiyu KK	600	8,389
SMC Corp.	200	60,363
SoftBank Group Corp.	2,700	178,925
Sohgo Security Services Co., Ltd.	200	9,362
Sompo Holdings, Inc.	1,100	37,261
Sony Corp.	4,100	196,893
Sony Financial Holdings, Inc.	600	11,208
Stanley Electric Co., Ltd.	400	11,203
Subaru Corp.	1,882	40,470

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	25

	Shares	Value ($)
SUMCO Corp.	700	7,779
Sumitomo Chemical Co., Ltd.	5,000	24,161
Sumitomo Corp.	3,500	49,647
Sumitomo Dainippon Pharma Co., Ltd.	500	15,922
Sumitomo Electric Industries Ltd.	2,400	31,749
Sumitomo Heavy Industries Ltd.	400	11,899
Sumitomo Metal Mining Co., Ltd.	800	21,407
Sumitomo Mitsui Financial Group, Inc.	4,291	142,342
Sumitomo Mitsui Trust Holdings, Inc.	1,110	40,589
Sumitomo Realty & Development Co., Ltd.	1,200	43,885
Sumitomo Rubber Industries Ltd.	700	8,249
Sundrug Co., Ltd.	200	5,946
Suntory Beverage & Food Ltd.	400	18,039
Suzuken Co., Ltd.	200	10,180
Suzuki Motor Corp.	1,100	55,582
Sysmex Corp.	500	24,073
T&D Holdings, Inc.	1,800	20,814
Taiheiyo Cement Corp.	400	12,340
Taisei Corp.	700	29,923
Taisho Pharmaceutical Holdings Co., Ltd.	100	10,034
Taiyo Nippon Sanso Corp.	400	6,495
Takashimaya Co., Ltd.	500	6,382
Takeda Pharmaceutical Co., Ltd.	2,200	74,593
TDK Corp.	400	28,035
Teijin Ltd.	600	9,585
Terumo Corp.	1,000	56,458
The Bank of Kyoto Ltd.	200	8,208
The Chiba Bank Ltd.	2,000	11,127
The Shizuoka Bank Ltd.	1,500	11,755
THK Co., Ltd.	400	7,428
Tobu Railway Co., Ltd.	700	18,865
Toho Co., Ltd.	400	14,493
Toho Gas Co., Ltd.	200	8,439
Tohoku Electric Power Co., Inc.	1,300	17,131
Tokio Marine Holdings, Inc.	2,200	104,456
Tokyo Century Corp.	100	4,393
Tokyo Electric Power Co. Holdings, Inc.*	4,900	29,121
Tokyo Electron Ltd.	500	56,842
Tokyo Gas Co., Ltd.	1,300	32,955
Tokyu Corp.	1,600	26,151
Tokyu Fudosan Holdings Corp.	1,900	9,379
Toppan Printing Co., Ltd.	800	11,739
Toray Industries, Inc.	4,700	33,013
Toshiba Corp.	2,100	59,323
Tosoh Corp.	800	10,373

The accompanying notes are an integral part of the financial statements.

26	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)
TOTO Ltd.	500	17,237
Toyo Seikan Kaisha Ltd.	500	11,470
Toyo Suisan Kaisha Ltd.	300	10,460
Toyoda Gosei Co., Ltd.	300	5,888
Toyota Industries Corp.	500	22,985
Toyota Motor Corp.	7,400	429,581
Toyota Tsusho Corp.	700	20,601
Trend Micro, Inc.	400	21,652
Tsuruha Holdings, Inc.	100	8,574
Unicharm Corp.	1,300	42,110
United Urban Investment Corp. (REIT)	9	13,971
USS Co., Ltd.	600	10,071
Welcia Holdings Co., Ltd.	100	4,523
West Japan Railway Co.	500	35,320
Yahoo! Japan Corp.	9,500	23,682
Yakult Honsha Co., Ltd.	400	28,115
Yamada Denki Co., Ltd.	2,000	9,590
Yamaguchi Financial Group, Inc.	600	5,743
Yamaha Corp.	400	17,048
Yamaha Motor Co., Ltd.	800	15,628
Yamato Holdings Co., Ltd.	1,000	27,456
Yamazaki Baking Co., Ltd.	400	8,358
Yaskawa Electric Corp.	800	19,484
Yokogawa Electric Corp.	700	12,072
Yokohama Rubber Co., Ltd.	450	8,423
ZOZO, Inc.	700	12,811

(Cost $5,204,311)		9,859,440

Luxembourg 0.4%
ArcelorMittal	2,155	45,286
Aroundtown SA	2,660	22,076
Eurofins Scientific SE	40	14,958
Millicom International Cellular SA (SDR)	197	12,516
RTL Group SA	147	7,869
SES SA (FDR)	1,127	21,616
Tenaris SA	1,621	17,537

(Cost $142,819)		141,858

Macau 0.1%
Sands China Ltd.	7,619	33,371
Wynn Macau Ltd.	5,581	12,148

(Cost $18,563)		45,519

Mexico 0.0%
Fresnillo PLC (Cost $11,265)	857	9,428

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	27

	Shares	Value ($)
Netherlands 4.7%
ABN AMRO Group NV (CVA) 144A	1,298	30,571
Aegon NV	5,608	26,306
AerCap Holdings NV* (e)	439	17,384
Akzo Nobel NV	841	67,878
ASML Holding NV	1,328	209,549
EXOR NV	373	20,311
Heineken Holding NV	366	31,441
Heineken NV	863	76,444
ING Groep NV	12,742	137,707
Koninklijke (Royal) KPN NV	11,173	32,783
Koninklijke Ahold Delhaize NV	4,042	102,289
Koninklijke DSM NV	575	47,226
Koninklijke Philips NV	3,077	109,084
Koninklijke Vopak NV	219	9,972
NN Group NV	972	38,801
NXP Semiconductors NV (d)	1,130	82,806
QIAGEN NV*	719	24,618
Randstad NV	387	17,824
Royal Dutch Shell PLC “A”	14,894	438,683
Royal Dutch Shell PLC “B”	12,134	362,383
Wolters Kluwer NV	975	57,807

(Cost $1,177,537)		1,941,867

New Zealand 0.2%
a2 Milk Co., Ltd.*	2,531	18,841
Auckland International Airport Ltd.	3,070	14,766
Fisher & Paykel Healthcare Corp., Ltd.	1,897	16,472
Fletcher Building Ltd.*	2,416	7,896
Meridian Energy Ltd.	3,728	8,502
Ryman Healthcare Ltd.	1,117	8,051
Spark New Zealand Ltd.	6,338	17,642

(Cost $61,614)		92,170

Norway 0.7%
Aker BP ASA	396	10,052
DNB ASA	3,099	49,779
Gjensidige Forsikring ASA	584	9,156
Marine Harvest ASA	1,368	28,846
Norsk Hydro ASA	4,490	20,453
Orkla ASA	2,641	20,813
Schibsted ASA “B”	296	8,993
Statoil ASA	3,851	81,759
Telenor ASA	2,499	48,609
Yara International ASA	549	21,267

(Cost $116,319)		299,727

The accompanying notes are an integral part of the financial statements.

28	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)
Portugal 0.2%

EDP - Energias de Portugal SA	8,153	28,497

Galp Energia, SGPS, SA	1,616	25,589

Jeronimo Martins, SGPS, SA	729	8,645

(Cost $44,321)		62,731

Singapore 1.3%

Ascendas Real Estate Investment Trust (REIT)	8,100	15,259

CapitaLand Commercial Trust (REIT)	9,676	12,410

CapitaLand Ltd.	8,125	18,488

CapitaLand Mall Trust (REIT)	7,870	13,028

City Developments Ltd.	1,500	8,930

ComfortDelGro Corp., Ltd.	7,500	11,801

DBS Group Holdings Ltd.	5,759	99,970

Genting Singapore Ltd.	17,995	12,891

Golden Agri-Resources Ltd.	14,673	2,623

Jardine Cycle & Carriage Ltd.	304	7,876

Keppel Corp., Ltd.	4,849	20,987

Oversea-Chinese Banking Corp., Ltd.	10,070	83,173

SATS Ltd.	2,500	8,543

Sembcorp Industries Ltd.	3,149	5,844

Singapore Airlines Ltd.	1,970	13,599

Singapore Exchange Ltd.	2,500	13,108

Singapore Press Holdings Ltd.	5,158	8,882

Singapore Technologies Engineering Ltd.	4,900	12,536

Singapore Telecommunications Ltd.	26,501	56,932

Suntec Real Estate Investment Trust (REIT)	6,100	7,963

United Overseas Bank Ltd.	4,422	79,663

UOL Group Ltd.	1,661	7,524

Venture Corp., Ltd.	900	9,203

Wilmar International Ltd.	6,600	15,095

(Cost $254,485)		546,328

South Africa 0.1%
Mondi PLC (Cost $23,850)	1,161	24,240

Spain 3.0%

ACS, Actividades de Construccion y Servicios SA	842	32,681

Aena SME SA 144A	208	32,385

Amadeus IT Group SA	1,449	101,163

Banco Bilbao Vizcaya Argentaria SA	21,606	115,480

Banco de Sabadell SA	18,577	21,319

Banco Santander SA	52,737	241,817

Bankia SA	3,961	11,639

Bankinter SA	2,126	17,125

CaixaBank SA	11,831	43,017

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	29

	Shares	Value ($)
Enagas SA	705	19,092
Endesa SA	1,014	23,413
Ferrovial SA	1,555	31,565
Grifols SA	989	25,978
Iberdrola SA	19,761	159,379
Industria de Diseno Textil SA	3,579	91,641
Mapfre SA	3,866	10,293
Naturgy Energy Group SA	1,160	29,612
Red Electrica Corp. SA	1,404	31,426
Repsol SA	4,472	72,411
Siemens Gamesa Renewable Energy SA*	709	8,657
Telefonica SA	15,200	128,105

(Cost $878,236)		1,248,198

Sweden 2.4%
Alfa Laval AB	976	20,984
Assa Abloy AB “B”	3,184	57,101
Atlas Copco AB “A”	2,193	52,310
Atlas Copco AB “B”	1,247	27,317
Boliden AB	892	19,417
Electrolux AB “B”	784	16,607
Epiroc AB “A”*	2,048	19,428
Epiroc AB “B”*	1,387	12,379
Essity AB “B”	2,026	49,886
Hennes & Mauritz AB “B”	2,918	41,540
Hexagon AB “B”	848	39,228
Husqvarna AB “B”	1,211	9,003
ICA Gruppen AB	265	9,474
Industrivarden AB “C”	536	10,885
Investor AB “B”	1,512	64,340
Kinnevik AB “B”	761	18,389
L E Lundbergforetagen AB “B”	248	7,326
Lundin Petroleum AB	595	14,918
Sandvik AB	3,517	50,636
Securitas AB “B”	962	15,471
Skandinaviska Enskilda Banken AB “A”	5,429	52,900
Skanska AB “B”	1,127	17,997
SKF AB “B”	1,220	18,603
Svenska Handelsbanken AB “A”	4,967	55,484
Swedbank AB “A”	2,901	64,952
Swedish Match AB	592	23,368
Tele2 AB “B”	1,677	21,454
Telefonaktiebolaget LM Ericsson “B”	10,137	90,471
Telia Co. AB	8,959	42,543
Volvo AB “B”	5,082	66,776

(Cost $351,379)		1,011,187

The accompanying notes are an integral part of the financial statements.

30	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)
Switzerland 9.0%

ABB Ltd. (Registered)	5,973	114,157

Adecco Group AG (Registered)	501	23,544

Baloise Holding AG (Registered)	147	20,308

Barry Callebaut AG (Registered)	8	12,490

Chocoladefabriken Lindt & Spruengli AG	3	18,578

Cie Financiere Richemont SA (Registered)	1,699	109,920

Clariant AG (Registered)*	681	12,579

Coca-Cola HBC AG*	626	19,586

Credit Suisse Group AG (Registered)*	8,183	89,915

Dufry AG (Registered)*	104	9,866

EMS-Chemie Holding AG (Registered)	26	12,400

Ferguson PLC	753	48,251

Geberit AG (Registered)	123	48,007

Givaudan SA (Registered)	30	69,602

Glencore PLC*	36,924	137,353

Julius Baer Group Ltd.*	782	27,968

Kuehne + Nagel International AG (Registered)	170	21,875

LafargeHolcim Ltd. (Registered)* (b)	473	19,581

LafargeHolcim Ltd. (Registered)* (b)	1,125	46,186

Lonza Group AG (Registered)*	239	62,377

Nestle SA (Registered)	9,971	810,904

Novartis AG (Registered)	7,050	604,933

Pargesa Holding SA (Bearer)	110	7,953

Partners Group Holding AG	56	33,986

Roche Holding AG (Genusschein)	2,285	568,538

Schindler Holding AG	135	26,851

Schindler Holding AG (Registered)	73	14,252

SGS SA (Registered)	18	40,644

Sika AG	428	54,502

Sonova Holding AG (Registered)	189	31,115

STMicroelectronics NV	2,276	32,694

Straumann Holding AG (Registered)	35	22,158

Swatch Group AG (Bearer)	97	28,384

Swatch Group AG (Registered)	190	11,049

Swiss Life Holding AG (Registered)*	110	42,549

Swiss Prime Site AG (Registered)*	260	21,080

Swiss Re AG	994	91,469

Swisscom AG (Registered)	88	42,327

Temenos AG*	209	25,223

UBS Group AG (Registered)*	12,510	156,120

Vifor Pharma AG	158	17,200

Zurich Insurance Group AG	496	148,395

(Cost $1,504,052)		3,756,869

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	31

	Shares	Value ($)
United Arab Emirates 0.0%
NMC Health PLC (Cost $16,533)	347	12,130

United Kingdom 14.8%

3i Group PLC	3,081	30,417

Admiral Group PLC	597	15,601

Anglo American PLC	3,467	77,479

Ashtead Group PLC	1,588	33,210

Associated British Foods PLC	1,181	30,784

AstraZeneca PLC	4,112	308,444

Auto Trader Group PLC 144A	3,320	19,282

Aviva PLC	12,956	62,126

Babcock International Group PLC	908	5,674

BAE Systems PLC	10,502	61,591

Barclays PLC	55,196	106,276

Barratt Developments PLC	3,351	19,799

Berkeley Group Holdings PLC	403	17,869

BHP Group PLC	6,832	144,882

BP PLC	64,793	410,251

British American Tobacco PLC	7,436	237,791

British Land Co. PLC (REIT)	2,865	19,517

BT Group PLC	27,531	83,824

Bunzl PLC	1,127	34,075

Burberry Group PLC	1,292	28,602

Carnival PLC	579	27,912

Centrica PLC	18,729	32,256

CNH Industrial NV	3,243	29,642

Coca-Cola European Partners PLC	863	39,823

Compass Group PLC	5,098	107,311

ConvaTec Group PLC 144A	4,923	8,733

Croda International PLC	419	25,075

Diageo PLC	8,000	285,202

Direct Line Insurance Group PLC	4,420	17,924

easyJet PLC	590	8,337

Experian PLC	3,041	73,884

Fiat Chrysler Automobiles NV* (b) (e)	2,999	43,366

Fiat Chrysler Automobiles NV* (b)	479	6,966

G4S PLC	4,855	12,201

GlaxoSmithKline PLC	16,101	306,578

Hammerson PLC (REIT)	2,640	11,093

Hargreaves Lansdown PLC	884	20,904

HSBC Holdings PLC	64,587	533,998

Imperial Brands PLC	3,118	94,550

Informa PLC	3,949	31,756

InterContinental Hotels Group PLC	568	30,737

International Consolidated Airlines Group SA	1,993	15,820

The accompanying notes are an integral part of the financial statements.

32	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)
Intertek Group PLC	527	32,310
Investec PLC	2,352	13,270
ITV PLC	11,638	18,533
J Sainsbury PLC	5,636	19,054
John Wood Group PLC	2,324	15,029
Johnson Matthey PLC	600	21,434
Kingfisher PLC	7,108	18,811
Land Securities Group PLC (REIT)	2,455	25,198
Legal & General Group PLC	19,392	57,247
Lloyds Banking Group PLC	230,191	151,992
London Stock Exchange Group PLC	1,030	53,419
Marks & Spencer Group PLC	4,989	15,727
Meggitt PLC	2,644	15,903
Melrose Industries PLC	15,817	33,100
Merlin Entertainments PLC 144A	2,015	8,167
Micro Focus International PLC	1,377	24,345
National Grid PLC	11,049	107,600
Next PLC	489	24,897
Pearson PLC	2,480	29,724
Persimmon PLC	1,041	25,667
Prudential PLC	8,386	150,201
Reckitt Benckiser Group PLC	2,177	167,051
RELX PLC	6,403	132,075
Rio Tinto PLC	3,797	181,364
Rolls-Royce Holdings PLC*	5,530	58,616
Royal Bank of Scotland Group PLC	15,436	43,108
Royal Mail PLC	2,889	10,027
RSA Insurance Group PLC	3,479	22,836
Schroders PLC	417	13,008
Segro PLC (REIT)	3,292	24,740
Severn Trent PLC	724	16,770
Smith & Nephew PLC	2,825	52,846
Smiths Group PLC	1,292	22,496
SSE PLC	3,311	45,688
St. James’s Place PLC	1,794	21,632
Standard Chartered PLC	9,159	71,225
Standard Life Aberdeen PLC	7,441	24,381
Taylor Wimpey PLC	10,238	17,794
Tesco PLC	31,889	77,392
The Sage Group PLC	3,645	27,985
The Weir Group PLC	852	14,122
Unilever NV (CVA)	5,012	272,599
Unilever PLC	3,668	192,403
United Utilities Group PLC	2,116	19,889
Vodafone Group PLC	86,666	169,674

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	33

	Shares	Value ($)

Whitbread PLC	624	36,473

WM Morrison Supermarkets PLC	7,081	19,259

WPP PLC	4,060	43,937

(Cost $3,829,344)		6,172,580
Total Common Stocks (Cost $21,292,976)		40,485,774

Preferred Stocks 0.5%
Germany

Bayerische Motoren Werke (BMW) AG	169	12,081

Fuchs Petrolub SE	208	8,603

Henkel AG & Co. KGaA	588	64,396

Porsche Automobil Holding SE	477	28,301

Sartorius AG	124	15,552

Volkswagen AG	603	96,278

Total Preferred Stocks (Cost $83,936)		225,211

Right 0.0%
Spain
Repsol SA, Expiration Date 1/14/2019* (Cost $2,088)	4,472	2,049

Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (f) (g) (Cost $405)	405	405

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 2.41% (f) (Cost $575,958)	575,958	575,958

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $21,955,363)	99.1	41,289,397
Other Assets and Liabilities, Net	0.9	384,576

Net Assets	100.0	41,673,973

The accompanying notes are an integral part of the financial statements.

34	|	DWS EAFE® Equity Index Fund

A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2018 are as follows:

Value ($) at 12/31/2017	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 12/31/2018	Value ($) at 12/31/2018
Common Stocks 0.1%
Deutsche Bank AG, (c)
150,039	—	19,031	(25,206)	(54,373)	674	—	6,397	51,429
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (f) (g)
831	—	426 (h)	—	—	3,561	—	405	405
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 2.41% (f)
—	12,073,631	11,497,673	—	—	8,709	—	575,958	575,958
150,870	12,073,631	11,517,130	(25,206)	(54,373)	12,944	—	582,760	627,792

*	Non-income producing security.

(a)	Investment was valued using significant unobservable inputs.

(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.

(c)	Affiliated Issuer. This security is owned in proportion with its representation in the index.

(d)	Listed on the NASDAQ Stock Market, Inc.

(e)	Listed on the New York Stock Exchange.

(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the year ended December 31, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

CDI: Chess Depositary Interest

CVA: Certificaten Van Aandelen (Certificate of Stock)

FDR: Fiduciary Depositary Receipt

FTSE: Financial Times and the London Stock Exchange

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

SGPS: Sociedade Gestora de Participac¸o~ es Sociais (Portuguese Holding Company)

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	35

At December 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Euro Stoxx 50 Index	EUR	3/15/2019	15	518,372	511,119	(7,253)
FTSE 100 Index	GBP	3/15/2019	3	254,333	254,627	294
SPI 200 Index	AUD	3/21/2019	2	192,716	195,845	3,129
TOPIX Index	JPY	3/7/2019	3	399,922	408,786	8,864
Total net unrealized appreciation						5,034

At December 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	9,699	SGD	13,277	3/20/2019	60	BNP Paribas SA
USD	24,413	SEK	219,437	3/20/2019	507	Bank of New York
USD	95,320	GBP	75,125	3/20/2019	810	Bank of New York
USD	90,000	JPY	9,930,812	3/20/2019	1,201	Toronto-Dominion Bank
USD	120,000	EUR	104,381	3/20/2019	410	Toronto-Dominion Bank
USD	40,000	CHF	39,304	3/20/2019	293	Toronto-Dominion Bank
USD	50,000	GBP	39,287	3/20/2019	271	Toronto-Dominion Bank
USD	130,000	GBP	101,800	3/20/2019	264	Morgan Stanley
USD	397,650	EUR	346,712	3/20/2019	2,303	Morgan Stanley
USD	365,638	JPY	40,649,685	3/20/2019	7,675	Morgan Stanley
USD	60,000	CHF	58,872	3/20/2019	355	Morgan Stanley
Total unrealized appreciation					14,149

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	26,971	HKD	210,394	3/20/2019	(38)	BNP Paribas SA
USD	1,621	AUD	2,244	3/20/2019	(39)	Citigroup, Inc.
DKK	58,900	USD	9,029	3/20/2019	(75)	Citigroup, Inc.
CHF	25,213	USD	25,592	3/20/2019	(255)	Morgan Stanley
JPY	3,361,636	USD	30,000	3/20/2019	(872)	Societe Generale
GBP	23,687	USD	30,000	3/20/2019	(309)	BNP Paribas SA
EUR	43,736	USD	50,000	3/20/2019	(452)	UBS AG
SEK	357,961	USD	40,000	3/20/2019	(651)	Bank of New York
GBP	94,332	USD	120,000	3/20/2019	(707)	Bank of New York
EUR	200,235	USD	230,000	3/20/2019	(983)	Bank of New York
HKD	234,516	USD	30,000	3/20/2019	(21)	Bank of Montreal
CHF	59,014	USD	60,000	3/20/2019	(500)	Goldman Sachs & Co.
JPY	19,877,868	USD	180,000	3/20/2019	(2,552)	Goldman Sachs & Co.
Total unrealized depreciation					(7,454)

The accompanying notes are an integral part of the financial statements.

36	|	DWS EAFE® Equity Index Fund

Currency Abbreviations
AUD Australian Dollar	HKD Hong Kong Dollar
CHF Swiss Franc	JPY Japanese Yen
DKK Danish Krone	SEK Swedish Krona
EUR Euro	SGD Singapore Dollar
GBP British Pound	USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,786,760	$1,454	$2,788,214
Austria	—	97,435	—	97,435
Belgium	—	386,624	—	386,624
Bermuda	—	9,958	—	9,958
Chile	—	11,798	—	11,798
China	14,026	13,659	—	27,685
Denmark	—	714,675	—	714,675
Finland	—	510,854	—	510,854
France	33,509	4,356,920	—	4,390,429
Germany	10,763	3,336,518	—	3,347,281
Hong Kong	13,796	1,489,667	—	1,503,463
Ireland	—	438,167	—	438,167
Isle Of Man	—	16,781	—	16,781
Israel	102,308	114,612	—	216,920
Italy	32,219	768,999	—	801,218
Japan	—	9,859,440	—	9,859,440
Luxembourg	—	141,858	—	141,858
Macau	—	45,519	—	45,519
Mexico	—	9,428	—	9,428
Netherlands	100,190	1,841,677	—	1,941,867
New Zealand	—	92,170	—	92,170
Norway	—	299,727	—	299,727
Portugal	—	62,731	—	62,731
Singapore	—	546,328	—	546,328
South Africa	—	24,240	—	24,240
Spain	—	1,248,198	—	1,248,198

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	37

Assets	Level 1	Level 2	Level 3	Total
Sweden	$—	$1,011,187	$—	$1,011,187
Switzerland	—	3,756,869	—	3,756,869
United Arab Emirates	—	12,130	—	12,130
United Kingdom	43,366	6,129,214	—	6,172,580
Preferred Stocks (i)	—	225,211	—	225,211
Right	2,049	—	—	2,049
Short-Term Investments (i)	576,363	—	—	576,363
Derivatives (j)
Futures Contracts	12,287	—	—	12,287
Forward Foreign Currency Contracts	—	14,149	—	14,149
Total	$940,876	$40,373,503	$1,454	$41,315,833

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(7,253)	$—	$—	$(7,253)
Forward Foreign Currency Contracts	—	(7,454)	—	(7,454)
Total	$(7,253)	$(7,454)	$—	$(14,707)

(i)	See Investment Portfolio for additional detailed categorizations.

(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

38	|	DWS EAFE® Equity Index Fund

Statement of Assets and Liabilities

as of December 31, 2018

Assets
Investments in non-affiliated securities, at value (cost $21,287,349)	$40,661,605
Investment in DWS Government & Agency Securities Portfolio (cost $405)*	405
Investment in affiliated securities, at value (cost $667,609)	627,387
Foreign currency, at value (cost $344,687)	344,183
Deposit with broker for futures contracts	84,112
Receivable for investments sold	51,769
Receivable for Fund shares sold	28,276
Dividends receivable	52,838
Interest receivable	1,079
Receivable for variation margin on futures contracts	6,890
Unrealized appreciation on forward foreign currency contracts	14,149
Foreign taxes recoverable	121,930
Due from Advisor	20,829
Other assets	7,299
Total assets	42,022,751

Liabilities
Payable upon return of securities lending collateral	405
Payable for Fund shares redeemed	161,076
Unrealized depreciation on forward foreign currency contracts	7,454
Accrued Trustees’ fees	1,833
Other accrued expenses and payables	178,010
Total liabilities	348,778
Net assets, at value	$41,673,973

Net Assets Consist of
Distributable earnings (loss)	$17,755,606
Paid-in capital	23,918,367
Net assets, at value	$41,673,973

Net Asset Value
Institutional Class

Net Asset Value offering and redemption price per share ($41,673,973 ÷ 8,180,668 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.09

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	39

Statement of Operations

for the year ended December 31, 2018

Investment Income
Income:

Dividends (net of foreign taxes withheld of $143,551)	$1,549,481

Affiliated dividends (net of foreign taxes withheld of $137)	674
Income distributions — DWS Central Cash Management Government Fund	8,709
Securities lending income, net of borrower rebates	3,561
Total income	1,562,425
Expenses:

Management fee	127,272
Administration fee	50,909
Services to shareholders	20,197
Custodian fee	79,487
Professional fees	98,173
Reports to shareholders	41,933
Registration fees	34,552
Trustees’ fees and expenses	4,202
Pricing service fee	66,826
Other	6,597
Total expenses before expense reductions	530,148
Expense reductions	(396,831)
Total expenses after expense reductions	133,317
Net investment income	1,429,108

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments	3,559,796

Sale of affiliated securities	(25,206)
Futures	(142,804)
Forward foreign currency contracts	(14,220)
Foreign currency	(33,512)
3,344,054
Change in net unrealized appreciation (depreciation) on:

Investments	(11,596,344)
Affiliated securities	(54,373)
Futures	7,272
Forward foreign currency contracts	1,675
Foreign currency	(851)
(11,642,621)
Net gain (loss)	(8,298,567)
Net increase (decrease) in net assets resulting from operations	$(6,869,459)

The accompanying notes are an integral part of the financial statements.

40	|	DWS EAFE® Equity Index Fund

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2018	2017

Operations:

Net investment income (loss)	$1,429,108	$1,603,260
Net realized gain (loss)	3,344,054	1,365,496
Change in net unrealized appreciation (depreciation)	(11,642,621)	10,518,583
Net increase (decrease) in net assets resulting from operations	(6,869,459)	13,487,339
Distributions to shareholders:
Institutional Class	(4,346,117)	(1,843,742)
Total distributions	(4,346,117)	(1,843,742)*
Fund share transactions:

Proceeds from shares sold	5,725,020	9,851,640
Reinvestment of distributions	3,934,817	1,642,819
Payments for shares redeemed	(13,414,402)	(27,262,852)
Net increase (decrease) in net assets from Fund share transactions	(3,754,565)	(15,768,393)
Increase (decrease) in net assets	(14,970,141)	(4,124,796)
Net assets at beginning of period	56,644,114	60,768,910

Net assets at end of period	$41,673,973	$56,644,114 **

Other Information
Shares outstanding at beginning of period	8,608,234	11,221,973
Shares sold	916,926	1,621,440
Shares issued to shareholders in reinvestment of distributions	780,488	251,196
Shares redeemed	(2,124,980)	(4,486,375)
Net increase (decrease) in Fund shares	(427,566)	(2,613,739)

Shares outstanding at end of period	8,180,668	8,608,234

*	Includes distributions from net investment income.

**	Includes distributions in excess of net investment income of $586,569.

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	41

Financial Highlights

	Years Ended December 31,
Institutional Class	2018	2017	2016		2015	2014

Selected Per Share Data
Net asset value, beginning of period	$6.58	$5.42	$7.04		$13.38	$14.67
Income (loss) from investment operations:
Net investment income (loss)[a]	.18	.16	.19	[d]	.45	.48
Net realized and unrealized gain (loss)	(1.10)	1.21	(.19)		(.51)	(1.33)
Total from investment operations	(.92)	.1.37	.00	*	(.06)	(.85)
Less distributions from:
Net investment income	(.18)	(.21)	(.23)		(1.12)	(.44)
Net realized gains	(.39)	—	(1.39)		(5.16)	—
Total distributions	(.57)	(.21)	(1.62)		(6.28)	(.44)
Redemption fees	—	—	.00	*	.00 *	.00 *
Net asset value, end of period	$5.09	$6.58	$5.42		$7.04	$13.38
Total Return (%)[b]	(13.69)	25.44	.75	[d]	(.74)	(5.84)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	42	57	61		58	256
Ratio of expenses before expense reductions (%)	1.04	1.10	.95		.58	.49
Ratio of expenses after expense reductions (%)	.26	.31	.33		.34	.46
Ratio of net investment income (loss) (%)	2.81	2.67	3.13	[d]	3.24	3.32
Portfolio turnover rate (%)	4	5	51		127 [c]	4

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

For the year ended December 31, 2015, the portfolio turnover rate includes the effect of a purchase and sale of an exchange traded fund purchased to keep the Fund fully invested while raising cash to fund a large redemption. Turnover without this transaction would have been 12%.

[d]

Includes a non-recurring payment for overbilling of prior years’ custodian out-of-pocket fees. Excluding this payment, net investment income per share, total return and ratio of net investment income to average net assets would have been reduced by $.02, 0.37% and 0.35%, respectively.

*	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

42	|	DWS EAFE® Equity Index Fund

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS EAFE® Equity Index Fund (formerly Deutsche EAFE® Equity Index Fund) (the “Fund”) is a diversified series of the Deutsche DWS Institutional Funds (formerly Deutsche Institutional Funds) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are

DWS EAFE® Equity Index Fund	|	43

valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars

44	|	DWS EAFE® Equity Index Fund

at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the year ended December 31, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of December 31, 2018, the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of December 31, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with

DWS EAFE® Equity Index Fund	|	45

the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2018, the Fund had no securities on loan.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax return for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies, foreign denominated investments, futures contracts, forward currency contracts, certain securities sold at a loss and recognition of certain foreign currency gains (losses) as ordinary income (loss). As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

46	|	DWS EAFE® Equity Index Fund

At December 31, 2018, the Fund’s components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed long-term capital gains	$217,440
Net unrealized appreciation (depreciation) on investments	$17,539,942

At December 31, 2018, the aggregate cost of investments for federal income tax purposes was $23,763,132. The net unrealized appreciation for all investments based on tax cost was $17,539,942. This consisted of aggregate gross unrealized appreciation for all investments which there was an excess of value over tax cost of $20,286,680 aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $2,746,738.

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended December 31,
	2018	2017
Distributions from ordinary income*	$1,419,064	$1,843,742
Distributions from long-term capital gains	$2,927,053	$—

*	For tax purposes, short-term capital distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

DWS EAFE® Equity Index Fund	|	47

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2018, the Fund entered into futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2018, is included in a table following the Fund’s Investment Portfolio. For the year ended December 31, 2018, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $1,102,000 to $1,532,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the year ended December 31, 2018, the Fund used forward currency contracts as a means of maintaining the Fund’s currency exposure consistent with that of the EAFE index and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at

48	|	DWS EAFE® Equity Index Fund

the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of December 31, 2018, is included in a table following the Fund’s Investment Portfolio. For the year ended December 31, 2018, the investment in forward currency contracts U.S. dollars purchased had a total contract value generally indicative of a range from approximately $177,000 to $1,880,000, and the investment in forward currency contracts U.S. dollars sold had a total contract value generally indicative of a range from approximately $773,000 to $2,590,000.

The following tables summarize the value of the Fund’s derivative instruments held as of December 31, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$12,287	$12,287
Foreign Exchange Contracts (b)	14,149	—	14,149
	$14,149	$12,287	$26,436

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b)	Unrealized appreciation on forward foreign currency contracts

Liability Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (c)	$—	$(7,253)	$(7,253)
Foreign Exchange Contracts (d)	(7,454)	—	(7,454)
	$(7,454)	$(7,253)	$(14,707)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(c)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(d)	Unrealized depreciation on forward foreign currency contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended

DWS EAFE® Equity Index Fund	|	49

December 31, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Equity Contracts (e)	$—	$(142,804)	$(142,804)
Foreign Exchange Contracts (f)	(14,220)	—	(14,220)
	$(14,220)	$(142,804)	$(157,024)

Each of the above derivatives is located in the following Statement of Operations accounts:

(e)	Net realized gain (loss) from futures

(f)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (g)	$—	$7,272	$7,272
Foreign Exchange Contracts (h)	1,675	—	1,675
	$1,675	$7,272	$8,947

Each of the above derivatives is located in the following Statement of Operations accounts:

(g)	Change in net unrealized appreciation (depreciation) on futures

(h)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts

As of December 31, 2018, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Bank of New York	$1,317	$(1,317)	$—	$—
BNP Paribas SA	60	(60)	—	—
Morgan Stanley	10,597	(255)	—	10,342
Toronto-Dominion Bank	2,175	—	—	2,175
	$14,149	$(1,632)	$—	$12,517

50	|	DWS EAFE® Equity Index Fund

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Bank of Montreal	$21	$—	$—	$21
Bank of New York	2,341	(1,317)	—	1,024
BNP Paribas SA	347	(60)	—	287
Citigroup, Inc.	114	—	—	114
Goldman Sachs & Co.	3,052	—	—	3,052
Morgan Stanley	255	(255)	—	—
Societe Generale	872	—	—	872
UBS AG	452	—	—	452
	$7,454	$(1,632)	$—	$5,822

C. Purchases and Sales of Securities

During the year ended December 31, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $1,921,831 and $11,484,964, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.

Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.25% of the Fund’s average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2018 through April 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.26% for Institutional Class.

DWS EAFE® Equity Index Fund	|	51

For the year ended December 31, 2018, fees waived and/or expenses reimbursed for the Fund were $396,831.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2018, the Administration Fee was $50,909, of which $3,673 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC compensates DST out of the shareholder servicing fee it receives from the Fund. DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. For the year ended December 31, 2018, the amount charged to the Fund by DSC aggregated $3,224, of which $563 is unpaid.

In addition, for the year ended December 31, 2018, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders”, aggregated $15,150.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended December 31, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $24,394, of which $13,373 is unpaid.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund

52	|	DWS EAFE® Equity Index Fund

does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the year ended December 31, 2018, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $268.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2018.

F. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts, including affiliated DWS Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At December 31, 2018, DWS Multi-Asset Global Allocation Fund held approximately 36% of the outstanding shares of the Fund.

DWS EAFE® Equity Index Fund	|	53

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Deutsche DWS Institutional Funds and Shareholders of DWS EAFE® Equity Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of DWS EAFE® Equity Index Fund (one of the funds constituting Deutsche DWS Institutional Funds, referred to hereafter as the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

54	|	DWS EAFE® Equity Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 21, 2019

We have served as the auditor of one or more investment companies in the DWS family of funds since 1930.

DWS EAFE® Equity Index Fund	|	55

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2018 to December 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

56	|	DWS EAFE® Equity Index Fund

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2018 (Unaudited)

Actual Fund Return	Institutional Class
Beginning Account Value 7/1/18	$1,000.00
Ending Account Value 12/31/18	$886.40
Expenses Paid per $1,000*	$1.24

Hypothetical 5% Fund Return	Institutional Class
Beginning Account Value 7/1/18	$1,000.00
Ending Account Value 12/31/18	$1,023.89
Expenses Paid per $1,000*	$1.33

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Institutional Class
DWS EAFE® Equity Index Fund	.26%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information	(Unaudited)

The Fund paid distributions of $0.39 per share from net long-term capital gains during its year ended December 31, 2018.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $3,387,000 as capital gain dividends for its year ended December 31, 2018.

For federal income tax purposes, the Fund designates $1,433,000, or the maximum amount allowable under tax law, as qualified dividend income.

The Fund paid foreign taxes of $127,052 and earned $1,456,279 of foreign source income during the year ended December 31, 2018. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $0.02 per share as foreign taxes paid and $0.20 per share as income earned from foreign sources for the year ended December 31, 2018.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS EAFE® Equity Index Fund	|	57

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS EAFE® Equity Index Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term

58	|	DWS EAFE® Equity Index Fund

relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance

DWS EAFE® Equity Index Fund	|	59

(Institutional Class shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Institutional Class shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017). The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund.

60	|	DWS EAFE® Equity Index Fund

The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief

DWS EAFE® Equity Index Fund	|	61

compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

62	|	DWS EAFE® Equity Index Fund

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	82	—
John W. Ballantine (1946) Board Member since 1999

Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International; Public Radio International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago

		82	Portland General Electric[2] (utility company) (2003– present)

DWS EAFE® Equity Index Fund	|	63

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Henry P. Becton, Jr. (1943) Board Member since 1990

Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); Massachusetts Humane Society; Overseer of the New England Conservatory; former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston); American Documentary, Inc. (public media)

		82	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	82	—
Paul K. Freeman* (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive committee); Adjunct Professor, University of Denver Law School (2017–present); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International; Denver Zoo Foundation (2012–2018)	82	—

64	|	DWS EAFE® Equity Index Fund

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	82	Director, Aberdeen Japan Fund (since 2007)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	82	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	82	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	82	—

DWS EAFE® Equity Index Fund	|	65

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	82	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present Assistant Secretary, 2013–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (since March 2018); Assistant Secretary, DWS Distributors, Inc. (since June 25, 2018); Director and Vice President, DWS Service Company (since June 25, 2018); Assistant Secretary, DWS Investment Management Americas, Inc. (since June 25, 2018); and Director and President, DB Investment Managers, Inc. (since June 25, 2018); formerly: Vice President for the Deutsche funds (2016–2017)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); and Director and Vice President, DWS Trust Company (2016–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Diane Kenneally[8,9] (1966) Treasurer and Chief Financial Officer since 2018	Director,[3] DWS; formerly: Assistant Treasurer for the DWS funds (2007–2018)
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; and AML Officer, DWS Trust Company; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (since 2018)

66	|	DWS EAFE® Equity Index Fund

Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed Treasurer and Chief Financial Officer effective July 2, 2018.

*	Paul K. Freeman retired from the Board effective December 31, 2018.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

DWS EAFE® Equity Index Fund	|	67

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). This Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

68	|	DWS EAFE® Equity Index Fund

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

Institutional Class
Nasdaq Symbol	BTAEX
CUSIP Number	25159R 601
Fund Number	558

DWS EAFE® Equity Index Fund	|	69

Notes

DEAFE-2

(R-025781-8 2/19)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS EAFE EQuity Index Fund
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2018	$75,422	$0	$0	$0
2017	$74,307	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to DWS Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2018	$0	$0	$0
2017	$0	$0	$0

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2018	$0	$0	$0	$0
2017	$0	$0	$0	$0

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

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In connection with the audit of the 2017 and 2018 financial statements, the Fund entered into an engagement letter with PwC. The terms of the engagement letter required by PwC, and agreed to by the Fund’s Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided there-under.

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Pursuant to PCAOB Rule 3526, PwC is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between PwC, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on PwC’s independence. Pursuant to PCAOB Rule 3526, PwC has reported the matters set forth below that may reasonably be thought to bear on PwC’s independence. In its PCAOB Rule 3526 communications to the Audit Committee, PwC affirmed that they are independent accountants with respect to the DWS Funds, within the meaning of PCAOB Rule 3520. PwC also informed the Audit Committee that they concluded that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that PwC is capable of exercising objective and impartial judgment on all issues encompassed within PwC’s audit of the financial statements of the Fund. Finally, PwC confirmed to the Audit Committee that they can continue to serve as the independent registered public accounting firm for the Fund.

•	PwC advised the Fund’s Audit Committee that covered persons within PwC that provided non-audit services to entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”) maintained financial relationships with investment companies within the DWS Funds Complex. PwC informed the Audit Committee that these financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. PwC reported that the breaches have been resolved and that, among other things, the breaches (i) did not involve professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team, (ii) involved professionals whose non-audit services were not and will not be utilized or relied upon by the audit engagement team in the audit of the financial statements of the Fund and (iii) involved professionals that did not provide any consultation to the audit engagement team of the Fund.
•	PwC advised the Fund’s Audit Committee of certain lending relationships of PwC with owners of greater than 10% of the shares of certain investment companies within the DWS Funds Complex that PwC had identified as inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, an audit client includes the Fund as well as all other investment companies in the DWS Funds Complex. PwC’s lending relationships affect PwC’s independence under the Loan Rule with respect to all investment companies in the DWS Funds Complex.

PwC stated that, in each lending relationship, (i) PwC believes that it is unlikely the lenders would have any interest in the outcome of the audit of the Fund and therefore would not seek to influence the outcome of the audit, (ii) no third party made an attempt to influence the outcome of the audit of the Fund and even if an attempt was made, PwC professionals are required to disclose any relationships that may raise issues about objectivity, confidentiality, independence, conflicts of interest or favoritism, and (iii) the lenders typically lack influence over the investment adviser, who controls the management of the Fund. In addition, on June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex, Fidelity Management & Research Company et al., SEC Staff No-Action Letter (June 20, 2016) (the “Fidelity Letter”), related to similar Loan Rule issues as those described above. In the Fidelity Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. With respect to each lending relationship identified by PwC, the circumstances described in the Fidelity Letter appear to be substantially similar to the circumstances that affected PwC’s independence under the Loan Rule with respect to the Fund. PwC represented that they have complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Fund relying on the no action letter, and affirmed that they are independent accountants within the meaning of PCAOB Rule 3520.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE® Equity Index Fund, a series of Deutsche DWS Institutional Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/1/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/1/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	3/1/2019